                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):             [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               Mercer Trust Company
Address:                            One Investors Way
                                    Norwood, MA 02062

13F File Number:                    028-14465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                    Martin Wolin
Title:                                   Chief Compliance Officer
Phone:                                   617 747 9559

Signature, Place, and Date of Signing:
/s/ Martin Wolin, Boston, MA, January 25th, 2012

Report Type (Check only one.):
                                         [ ] 13F HOLDINGS REPORT.
                                         [X] 13F NOTICE.
                                         [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                                            13F FILE NUMBER
----                                                            ---------------
Aronson & Johnson & Ortiz, LP                                      028-05508
Barrow, Hanley, Mewhinney & Strauss, LLC                           028-01006
BlackRock Financial Management, Inc.                               028-04293
Cramer Rosenthal McGlynn, LLC                                      028-02028
Goldman Sachs Asset Management, LP                                 028-10981
Income Research & Management                                       028-10329
Janus Capital Management LLC                                       028-01343
Jennison Associates, LLC                                           028-00074
MacKay Shields LLC                                                 028-00046
Neuberger Berman LLC                                               028-00454
NISA Investment Advisors, LLC                                      028-04668
Pacific Investment Management Company LLC                          028-10952
Prudential Investment Management, Inc.                             028-04217
Pzena Investment Management, LLC                                   028-03791
Rothschild Asset Management, Inc.                                  028-00306
RS Investment Management Co. LLC                                   028-12027
Systematic Financial Management, LP                                028-05015
The Boston Company Asset Management, LLC                           028-00242
Wellington Management Company, LLP                                 028-04557
Western Asset Management Company                                   028-10245
Westfield Capital Management Company, LP                           028-10220
Winslow Capital Management, Inc.                                   028-03676